Revenues and geographic information (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 50,317	$ 45,440	$ 42,206
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 63,085	$ 61,564
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,315	$ 1,308	$ 1,036
Net sales (in % of total net sales)	3.00%	3.00%	2.00%
Total of selected non-current assets	$ 18,759	$ 19,396
Selected non-current assets (in % of total selected non-current assets)	30.00%	32.00%
US
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 21,146	$ 17,959	$ 15,935
Net sales (in % of total net sales)	42.00%	40.00%	38.00%
Total of selected non-current assets	$ 34,999	$ 34,059
Selected non-current assets (in % of total selected non-current assets)	55.00%	55.00%
China
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,890	$ 3,267	$ 2,948
Net sales (in % of total net sales)	8.00%	7.00%	7.00%
Total of selected non-current assets	$ 530	$ 547
Selected non-current assets (in % of total selected non-current assets)	1.00%	1.00%
Germany
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 3,660	$ 3,367	$ 3,101
Net sales (in % of total net sales)	7.00%	7.00%	7.00%
Total of selected non-current assets	$ 1,554	$ 88
Selected non-current assets (in % of total selected non-current assets)	2.00%
France
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,792	$ 1,749	$ 1,754
Net sales (in % of total net sales)	4.00%	4.00%	4.00%
Total of selected non-current assets	$ 2,640	$ 3,085
Selected non-current assets (in % of total selected non-current assets)	4.00%	5.00%
Other
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 18,514	$ 17,790	$ 17,432
Net sales (in % of total net sales)	36.00%	39.00%	42.00%
Total of selected non-current assets	$ 4,603	$ 4,389
Selected non-current assets (in % of total selected non-current assets)	8.00%	7.00%